Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

June 29, 2018

Via EDGAR

U.S. Securities and Exchange Commission
 100 F Street, NE
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Disciplined Small Cap Fund (formerly known as Wells Fargo Small Cap Opportunities Fund) - Institutional Class (the "Fund"). The interactive data relates to summary information that mirrors the Fund's summary information in its supplement dated June 27, 2018 (SEC Accession No. 0001081400-18-000450). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
 Maureen Towle
 Senior Counsel